Accounts Receivable, Net (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 61,774	373,963		303,185
Allowance for doubtful accounts	(3,400)	(20,584)	(3,667)	(22,198)	(8,404)	(2,447)
Accounts receivable, net	$ 58,374	353,379		280,987